Income Tax - Movement in temporary differences during the fiscal year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax
Balance at January 1	$ 3,663,494	$ 3,762,709	$ 3,852,443
Recognized in profit and loss	(60,677)	(91,869)	(627,090)
Acquired or/ Recognized directly in equity	56,404	(7,346)	537,356
Balance at December 31	3,659,221	3,663,494	3,762,709
Accounts payables
Disclosure of Income Tax
Balance at January 1	(1,511,013)	(1,187,175)	(965,507)
Recognized in profit and loss	410,152	(323,784)	(223,640)
Acquired or/ Recognized directly in equity	958	(54)	1,972
Balance at December 31	(1,099,903)	(1,511,013)	(1,187,175)
Employee benefits
Disclosure of Income Tax
Balance at January 1	(53,398)	(45,519)	(42,221)
Recognized in profit and loss	(197,728)	(1,317)	1,915
Acquired or/ Recognized directly in equity	87,107	(6,562)	(5,213)
Balance at December 31	(164,060)	(53,398)	(45,519)
PTU payable
Disclosure of Income Tax
Balance at January 1	(20,536)	(12,917)	(12,700)
Recognized in profit and loss	(5,484)	(7,619)	(217)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	(26,020)	(20,536)	(12,917)
Tax loss carryforwards
Disclosure of Income Tax
Balance at January 1	(59,883)	(22,013)	(3,436)
Recognized in profit and loss	(273,479)	(37,004)	(18,577)
Acquired or/ Recognized directly in equity	5,427	(866)	0
Balance at December 31	(327,935)	(59,883)	(22,013)
Other provision
Disclosure of Income Tax
Balance at January 1	(78,230)	(61,045)	(25,803)
Recognized in profit and loss	15,436	(17,240)	(35,577)
Acquired or/ Recognized directly in equity	27	55	335
Balance at December 31	(62,767)	(78,230)	(61,045)
Goodwill
Disclosure of Income Tax
Balance at January 1	(3,879)	(7,562)	(19,846)
Recognized in profit and loss	4,391	3,604	10,895
Acquired or/ Recognized directly in equity	72	79	1,389
Balance at December 31	584	(3,879)	(7,562)
Intangible assets
Disclosure of Income Tax
Balance at January 1	233,749	253,898
Recognized in profit and loss	(34,220)	(19,825)
Acquired or/ Recognized directly in equity	(8,629)	(324)	253,898
Balance at December 31	190,900	233,749	253,898
Inventories
Disclosure of Income Tax
Balance at January 1	1,639,156	1,601,498	1,612,890
Recognized in profit and loss	64,120	37,319	(82,523)
Acquired or/ Recognized directly in equity	(7,592)	339	71,131
Balance at December 31	1,695,684	1,639,156	1,601,498
Accounts receivables
Disclosure of Income Tax
Balance at January 1	366,825	421,191	438,146
Recognized in profit and loss	78,373	(54,366)	(16,955)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	445,198	366,825	421,191
Property, plant and equipments [Member
Disclosure of Income Tax
Balance at January 1	2,503,223	2,428,417	2,566,084
Recognized in profit and loss	184,454	74,819	(351,511)
Acquired or/ Recognized directly in equity	(20,966)	(13)	213,844
Balance at December 31	2,666,752	2,503,223	2,428,417
Prepaid expenses
Disclosure of Income Tax
Balance at January 1	647,480	393,936	303,010
Recognized in profit and loss	(310,495)	253,544	90,926
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	336,985	$ 647,480	393,936
Derivative financial instruments
Disclosure of Income Tax
Balance at January 1			1,826
Recognized in profit and loss	3,803		(1,826)
Acquired or/ Recognized directly in equity	0		$ 0
Balance at December 31	$ 3,803